GOF-SA7 10/24

FRANKLIN TEMPLETON ETF TRUST

FRANKLIN ETF TRUST

FRANKLIN TEMPLETON TRUST

SUPPLEMENT DATED OCTOBER 17, 2024

TO THE STATEMENT OF ADDITIONAL INFORMATION

OF EACH FUND LISTED ON SCHEDULE A

Effective October 8, 2024, the Statement of Additional Information (SAI) for each of the Funds listed on Schedule A hereto is amended as follows:

I.      For each series listed on Schedule A hereto, the information for Jennifer M. Johnson in the “Officers and Trustees” section of each SAI is hereby removed.

II.    For each series listed on Schedule A hereto, the following is added to the Independent Board Members table in the “Officers and Trustees” section of each SAI:

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Alison J. Baumann (1966)** One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since October 2024*	60	San Mateo Police Activities League (nonprofit) (2016-present).

Principal Occupation During at Least the Past 5 Years:

Director & Chair Elect and member of governance, finance, scholarship and nominating committees, San Mateo Police Activities League (2016-present) (nonprofit); Global Head of Product Governance, Franklin Templeton (2020-2022) (financial services/asset management); Executive Vice President, Global Product Strategy, Franklin Templeton (2010-2020) (financial services/asset management); 401(k) Employee Retirement Plan Committee Member, Franklin Templeton (2017-2019) (oversight); Senior Vice President, Franklin Templeton Institutional LLC (2009-2022) (financial services ); Vice President; Senior Vice President, Franklin/Templeton Distributors, Inc. (2006-2021) (financial services).

III.     For each series of Franklin Templeton ETF Trust, the following replaces the information for Rohit Bhagat under the Independent Board Members table and the information for Patrick O’Connor under the Interested Board Members and Officers table, respectively, in the “Officers and Trustees” section of each SAI:

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairperson of the Board	Trustee since 2016 and Chairperson of the Board since October 2024	60

AssetMark Financial Holdings, Inc. (investment solutions) (2018-present), PhonePe (payment and financial services) (2020-present) and Meesho (eCommerce company) (2023-present); and formerly, Axis Bank (banking and financial services) (2013-2021), FlipKart Limited  (eCommerce company) (2019-2020), CapFloat Financial Services Pvt., Ltd. (non-banking finance company) (2018), Zentific Investment Management (hedge fund) (2015-2018), and FinTech Evolution Acquisition (eCommerce company) (2021-2023).

Principal Occupation During at Least the Past 5 Years:

Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); and formerly, Chief Executive Officer and Director, FinTech Evolution Acquisition (eCommerce company) (2021-2023); Chairman, Asia Pacific, BlackRock (investment management) (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

  Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years
Patrick O’Connor[2] (1967) One Franklin Parkway San Mateo, CA 94403-1906	Trustee, President and Chief Executive Officer – Investment Management	Trustee since October 2024 and President and Chief Executive Officer – Investment Management since 2016*	60	None

Principal Occupation During at Least the Past 5 Years:

President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton fund complex.

IV.  For the series of Franklin ETF Trust, the following replaces the information for Rohit Bhagat under the Independent Board Members table and the information for Patrick O’Connor under the Interested Board Members and Officers table, respectively, in the “Officers and Trustees” section of the SAI:

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairperson of the Board	Trustee since 2017 and Chairperson of the Board since October 2024	60

AssetMark Financial Holdings, Inc. (investment solutions) (2018-present), PhonePe (payment and financial services) (2020-present) and Meesho (eCommerce company) (2023-present); and formerly, Axis Bank (banking and financial services) (2013-2021), FlipKart Limited  (eCommerce company) (2019-2020), CapFloat Financial Services Pvt., Ltd. (non-banking finance company) (2018), Zentific Investment Management (hedge fund) (2015-2018), and FinTech Evolution Acquisition (eCommerce company) (2021-2023).

Principal Occupation During at Least the Past 5 Years:

Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); and formerly, Chief Executive Officer and Director, FinTech Evolution Acquisition (eCommerce company) (2021-2023); Chairman, Asia Pacific, BlackRock (investment management) (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

  Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years
Patrick O’Connor[2] (1967) One Franklin Parkway San Mateo, CA 94403-1906	Trustee, President and Chief Executive Officer – Investment Management	Trustee since October 2024 and President and Chief Executive Officer – Investment Management since 2017*	60	None

Principal Occupation During at Least the Past 5 Years:

President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton fund complex.

V.   For the series of Franklin Templeton Trust, the following replaces the information for Rohit Bhagat under the Independent Board Members table and the information for Patrick O’Connor under the Interested Board Members and Officers table, respectively, in the “Officers and Trustees” section of the SAI:

  Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairperson of the Board	Trustee since 2019 and Chairperson of the Board since October 2024	60

AssetMark Financial Holdings, Inc. (investment solutions) (2018-present), PhonePe (payment and financial services) (2020-present) and Meesho (eCommerce company) (2023-present); and formerly, Axis Bank (banking and financial services) (2013-2021), FlipKart Limited  (eCommerce company) (2019-2020), CapFloat Financial Services Pvt., Ltd. (non-banking finance company) (2018), Zentific Investment Management (hedge fund) (2015-2018), and FinTech Evolution Acquisition (eCommerce company) (2021-2023).

Principal Occupation During at Least the Past 5 Years:

Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); and formerly, Chief Executive Officer and Director, FinTech Evolution Acquisition (eCommerce company) (2021-2023); Chairman, Asia Pacific, BlackRock (investment management) (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

  Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years
Patrick O’Connor[2] (1967) One Franklin Parkway San Mateo, CA 94403-1906	Trustee, President and Chief Executive Officer – Investment Management	Trustee since October 2024 and President and Chief Executive Officer – Investment Management since 2019*	60	None

Principal Occupation During at Least the Past 5 Years:

President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton fund complex.

VI.   For each series listed on Schedule A hereto, the following notes replace the notes corresponding to the Independent Board Members and Interested Board Members and Officers tables in the “Officers and Trustees” section of each SAI:

Note 1: Officer information is current as of the date of this SAI. It is possible that after this date, information about officers may change.

1       Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment manager.

2     Patrick O’Connor is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer at Franklin Advisory Services LLC and Franklin Advisers Inc.

*       Ms. Baumann and Mr. O’Connor were each elected by shareholders of the Trust to serve as Trustees effective October 8, 2024. Information pertaining to the number of portfolios in the fund complex overseen by Ms. Baumann and Mr. O’Connor is as of October 8, 2024.

**     During the two most recently completed calendar years, Ms. Baumann owned shares of common stock in Franklin Resources, the parent company of the investment manager, sub-adviser, as applicable, and the distributor, in excess of $120,000. Prior to becoming a Trustee, she completely disposed of that common stock interest.

VII.   For each series listed on Schedule A hereto, the following replaces the fourth sentence in the paragraph below the notes corresponding to the Independent Board Members and Interested Board Members and Officers tables in the “Officers and Trustees” section of each SAI:

Rohit Bhagat, who serves as Chairperson of the Board of the Trust and such other investment companies, is paid an annual supplemental retainer of $15,000 for serving as the Chairperson of each such board, a portion of which is allocated to the Trust.

VIII.   For each series listed on Schedule A hereto, the following is added to table providing the total fees paid to the independent board members by the Trust and by other funds in Franklin Templeton in the “Officers and Trustees” section of each SAI:

Name	Total Fees Received from the Trust ($)[1]	Total Fees Received from Franklin Templeton ($)[2]	Number of Boards in Franklin Templeton on which Each Serves[3]
Alison J. Baumann*	N/A	N/A	5

 * Ms. Baumann was elected by shareholders of the Trust to serve as Trustee effective October 8, 2024.

IX.   For each series listed on Schedule A hereto, the following is added to the table providing the dollar range of equity securities beneficially owned by the independent board members of the Trust in the “Officers and Trustees” section of each SAI:

   Independent Board Members

Name of Board Member	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen by the Board Member in the Franklin Templeton Fund Complex
Alison J. Baumann*	None	$50,001-$100,000

     *  Information is as of March 22, 2024.

X.    For each series listed on Schedule A hereto (except for Franklin FTSE Brazil ETF, Franklin U.S. Mid Cap Multifactor Index ETF, Franklin Income Focus ETF and Franklin Senior Loan ETF), the following is added to the table providing the dollar range of equity securities beneficially owned by the interested board members of the Trust in the “Officers and Trustees” section of each SAI:

Interested Board Members

Name of Board Member	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen by the Board Member in the Franklin Templeton Fund Complex
Patrick O’Connor*	None	$500,001-$1,000,000

     *  Information is as of July 15, 2024.

XI.   With respect to Franklin FTSE Brazil ETF, Franklin U.S. Mid Cap Multifactor Index ETF, Franklin Income Focus ETF and Franklin Senior Loan ETF, the following is added to the table providing the dollar range of equity securities beneficially owned by the interested board members of the Trust in the “Officers and Trustees” section of each respective SAI:

Interested Board Members

Name of Board Member	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen by the Board Member in the Franklin Templeton Fund Complex
Patrick O’Connor*	$50,001-$100,000—Franklin FTSE Brazil ETF $50,001-$100,000—Franklin U.S. Mid Cap Multifactor Index ETF $100,001-$500,000—Franklin Income Focus ETF $100,001-$500,000—Franklin Senior Loan ETF	$500,001-$1,000,000

   *  Information is as of July 15, 2024.

XII.   For each series listed on Schedule A hereto, the following replaces the corresponding information in the “Officers and Trustees” section of each SAI:

Board structure A super-majority of board members consist of independent board members who are not deemed to be “interested persons” as provided under the 1940 Act. The Chairperson of the Board is an independent board member who, in addition to presiding at board meetings also, together with independent counsel, reviews proposed agendas for board meetings and generally acts as a liaison with management with respect to questions and issues raised by the independent board members. The Chairperson also presides at separate meetings of independent board members held in advance of each scheduled board meeting where various matters, including those being considered at such board meeting are discussed. It is believed such structure and activities assure that proper consideration is given at board meetings to matters deemed important to each Fund and its shareholders.

Trustee qualifications Information on the Fund’s officers and board members appears above including information on the business activities of board members during at least the past five years. In addition to personal qualities, such as integrity, the role of an effective Trust board member inherently requires the ability to comprehend, discuss and critically analyze materials and issues presented in exercising judgments and reaching informed conclusions relevant to his or her duties and fiduciary obligations. The Board believes that the specific background of each board member evidences such ability and is appropriate to his or her serving on the Board. As indicated, Rohit Bhagat has extensive experience in the asset management and financial services industries, Deborah D. McWhinney has extensive management, risk and cyber security experience, Anantha K. Pradeep has served as Chief Executive Officer of consulting and technology companies, Alison J. Baumann has prior experience in the asset management industry, including previously serving as Global Head of Product Governance at Franklin Templeton and Patrick O’Connor has investment management and risk oversight experience as a high ranking executive officer within Franklin Templeton.

SCHEDULE A

Fund

                                                                                                                                                                                                            Date of SAI

FRANKLIN TEMPLETON ETF TRUST

Franklin International Core Dividend Tilt Index ETF                                                                                                               August 1, 2024

Franklin Emerging Market Core Dividend Tilt Index ETF                                                                                                       August 1, 2024

Franklin U.S. Core Dividend Tilt Index ETF                                                                                                                              August 1, 2024

Franklin U.S. Large Cap Multifactor Index ETF                                                                                                                       August 1, 2024

Franklin U.S. Mid Cap Multifactor Index ETF                                                                                                                           August 1, 2024

Franklin U.S. Small Cap Multifactor Index ETF                                                                                                                       August 1, 2024

Franklin U.S. Equity Index ETF                                                                                                                                                  August 1, 2024

Franklin Disruptive Commerce ETF                                                                                                                                          August 1, 2024

Franklin Genomic Advancements ETF                                                                                                                                     August 1, 2024

Franklin Intelligent Machines ETF                                                                                                                                             August 1, 2024

Franklin Exponential Data ETF                                                                                                                                                  August 1, 2024

Franklin Income Equity Focus ETF                                                                                                                                            August 1, 2024

Franklin Investment Grade Corporate ETF                                                                                                                              August 1, 2024

Franklin Dynamic Municipal Bond ETF                                                                                                                                    August 1, 2024

Franklin Municipal Green Bond ETF                                                                                                                                         August 1, 2024

Franklin High Yield Corporate ETF                                                                                                                                            August 1, 2024

Franklin International Aggregate Bond ETF                                                                                                                             August 1, 2024

Franklin Senior Loan ETF                                                                                                                                                           August 1, 2024

Franklin U.S. Core Bond ETF                                                                                                                                                     August 1, 2024

Franklin U.S. Treasury Bond ETF                                                                                                                                              August 1, 2024

Franklin Ultra Short Bond ETF                                                                                                                                                   August 1, 2024

Franklin Systematic Style Premia ETF                                                                                                                                     August 1, 2024

Franklin FTSE Asia ex Japan ETF                                                                                                                                             August 1, 2024

Franklin FTSE Australia ETF                                                                                                                                                      August 1, 2024

Franklin FTSE Brazil ETF                                                                                                                                                            August 1, 2024

Franklin FTSE Canada ETF                                                                                                                                                       August 1, 2024

Franklin FTSE China ETF                                                                                                                                                           August 1, 2024

Franklin FTSE Europe ETF                                                                                                                                                         August 1, 2024

Franklin FTSE Eurozone ETF                                                                                                                                                    August 1, 2024

Franklin FTSE Germany ETF                                                                                                                                                     August 1, 2024

Franklin FTSE Hong Kong ETF                                                                                                                                                  August 1, 2024

Franklin FTSE India ETF                                                                                                                                                             August 1, 2024

Franklin FTSE Japan ETF                                                                                                                                                           August 1, 2024

Franklin FTSE Japan Hedged ETF                                                                                                                                           August 1, 2024

Franklin FTSE Latin America ETF                                                                                                                                             August 1, 2024

Franklin FTSE Mexico ETF                                                                                                                                                         August 1, 2024

Franklin FTSE Russia ETF                                                                                                                                                        August 1, 2024

Franklin FTSE Saudi Arabia ETF                                                                                                                                               August 1, 2024

Franklin FTSE South Korea ETF                                                                                                                                               August 1, 2024

Franklin FTSE Switzerland ETF                                                                                                                                                 August 1, 2024

Franklin FTSE Taiwan ETF                                                                                                                                                         August 1, 2024

Franklin FTSE United Kingdom ETF                                                                                                                                         August 1, 2024

BrandywineGLOBAL – Dynamic US Large Cap Value ETF                                                                                                  August 1, 2024

Martin Currie Sustainable International Equity ETF                                                                                                               August 1, 2024

ClearBridge Sustainable Infrastructure ETF                                                                                                                            August 1, 2024

   Fund

                                                                                                                                                                                                            Date of SAI

FRANKLIN TEMPLETON ETF TRUST

BrandywineGLOBAL – U.S. Fixed Income ETF                                                                                                                       August 1, 2024

Franklin Focused Growth ETF                                                                                                                                                    August 1, 2024

Franklin Income Focus ETF                                                                                                                                                        August 1, 2024

Western Asset Bond ETF                                                                                                                                                             August 1, 2024

FRANKLIN ETF TRUST

Franklin Short Duration U.S. Government ETF                                                                                                                                     August 1, 2024

FRANKLIN TEMPLETON TRUST

Franklin OnChain U.S. Government Money Fund™                                                                                                         August 1, 2024,

                                                                                                                                                                                                            as amended September 4, 2024

                                                                      Please retain this supplement for future reference.